EQUITY - Foreign currency translation reserves (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Reserve of exchange differences on translation	$ (556,832,899)	$ (495,483,366)	$ (441,580,088)
Movement in foreign currency translation reserve	(61,349,533)	(53,903,278)	75,916,398
Brazil
EQUITY
Reserve of exchange differences on translation	(106,141,988)	(140,762,397)	(167,447,389)
Movement in foreign currency translation reserve	34,620,409	26,684,992	36,210,003
Argentina
EQUITY
Reserve of exchange differences on translation	(464,946,783)	(360,988,849)	(294,696,228)
Movement in foreign currency translation reserve	(103,957,934)	(66,292,621)	(3,363,826)
Paraguay
EQUITY
Reserve of exchange differences on translation	14,255,872	6,267,880	20,563,529
Movement in foreign currency translation reserve	$ 7,987,992	$ (14,295,649)	$ 43,070,221